UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2010

Date of reporting period: May 31, 2010

Item 1. Reports to Stockholders.

Annual Report

May 31, 2010

BARRETT

GROWTH FUND

Letter to
Shareholders
May 31, 2010

Dear Shareholders:

The Barrett Growth Fund (the “Fund”) increased 11.82% for the eleven month fiscal period ending May 31, 2010.  The Fund changed fiscal years from a June 30th to a May 31st fiscal year end when the Fund reorganized in March 2010 resulting in an eleven month fiscal period.  The new fiscal year, which started on June 1, will return to a full twelve months ending May 31, 2011.  As we detail below, the Fund has trailed the broader market and its peer group over the past year.

The Year in Review

The powerful market advance that started in March of 2009 continued until late April of this year.  The abrupt change in market direction was triggered when market participants were confronted with the risk that several European countries could have difficulty financing their deficits.  The deficit spending that was critical to stabilizing global economies in the deep recession of 2008/2009 had reached a level that simply spooked bond investors. The most immediate concern centered on whether Greece could raise money to fund its debt, but the anxiety ultimately spread to other European countries facing similar deficit funding challenges.  The bonds of Greece, Spain and Portugal were downgraded in the quarter causing nervousness about the largest holders of their debt, namely French and German banks.  With the financial crisis of AIG/Lehman still a fresh memory, bond and stock investors were quick to head for the exits. The honeymoon period for equities that started a little over one year ago and carried through the first quarter of 2010 ended in May, which was the worst May since 1940.

Unlike a year ago, when all the major global economies fell into step and orchestrated fiscal and monetary efforts to stabilize and stimulate their economies, economic conditions and political realities have now diverged around the world.  Most of the developed economies are now forced to deal with rising government deficits, selected credit downgrades, concerns about the political will to rein in spending, and stiff resistance by labor and other constituents.  Some of these problems, such as generous and early retirement benefits, aging populations, low labor force growth rates, and inflexible work rules have been brewing for decades.  However, it took the shortfall in tax revenues brought on by the deep recession to cause deficits to balloon and create the angst befalling Europe.

Europe and the United States, which affected coordinated policies during the financial crisis in late 2008, are now at loggerheads with respect to government debts and their resolution.  Europe has chosen to focus on reducing spending, lowering benefits, and increasing selected taxes.  The United States is arguing for continued efforts to stimulate growth and focus on spending reductions at a later, more politically acceptable time.  The resistance to the austerity programs and its negative impact on global growth continues to rattle investors.  The avoidance of serious discussion in the United States on deficit reduction is not calming nerves either.

BARRETT

GROWTH FUND

Although the Fund gained almost 12% during the eleven month period ending May 31, 2010, it trailed the S&P 500 Index by 8.93%, which returned 20.75%, as well as the Lipper Large Cap Growth Fund Average by 7.50%, which returned 19.32%.  Most of the underperformance was due to stock selection as opposed to sector weightings.  The underperforming stocks cropped up in various industries.  The only sector that was weak across all the Fund’s holdings was biotechnology, where concerns about health care reform affected the entire sector. Several underperforming stocks were hurt by low short term interest rates, such as State Street Corp and Schwab Corp.  Monsanto’s earnings were scaled back by continued pricing pressures in both their Roundup product line as well as their bioengineered seed products.  On the positive side of the ledger, several technology stocks helped the Fund post positive returns.  In this sector the Fund’s best performers included Apple, Riverbed Technology, Ansys, and Informatica.  Outside the technology sector, Costco Wholesale, Thermo Fisher Scientific and the conglomerate United Technologies were leading contributors to performance. Since the Fund typically owns roughly 40 to 50 equity securities, it is not unusual for performance to vary significantly from the S&P 500, or from the Lipper Large Cap peer group, where some portfolios contain more than 100 stocks as managers attempt to track the broader market.

The Portfolio

The Fund remains diversified by economic sector and industry.  Relative to the S&P 500, the Fund was over weighted in the technology and health care industries and underweighted in the financial sector during the majority of the past fiscal year.  The Fund focuses on companies that we believe have open ended growth opportunities, strong balance sheets, and that are selling at reasonable valuations.  The Fund also deliberately diversifies its holdings amongst companies that vary in size as measured by revenues.  The Fund holds companies with revenues in excess of $50 billion and as low as roughly $1 billion, which provides the shareholder with investments in companies at different stages of their growth cycle.  Most of the companies in the Fund are global in scope and can benefit from economies that are growing faster than the developed economies of the United States, Europe and Japan.

BARRETT

GROWTH FUND

Top Ten Holdings (Percent of Net Assets)*			Sector Weightings (Percent of Total Investments)*
1.	MCDONALD'S CORP.	3.70%
2.	COSTCO
	WHOLESALE CORP.	3.44%
3.	VERISK ANALYTICS, INC.
	- CLASS A	3.35%
4.	DEVON ENERGY CORP.	3.30%
5.	SCHLUMBERGER LTD.	3.11%
6.	THERMO FISHER
	SCIENTIFIC, INC.	3.07%
7.	VISA, INC. - CLASS A	3.05%
8.	ABB LTD.	3.01%
9.	MEDCO HEALTH
	SOLUTIONS, INC.	2.98%
10.	JOHNSON CONTROLS, INC.	2.95%

* Portfolio characteristics are as of May 31, 2010, and are subject to change at any time.

Investment Outlook

Over the past two years, the stock market has gone through a tumultuous period that started with one of its most serious declines subsequently followed by an 80% recovery in less than fifteen months.  From a longer term perspective, say the last ten years, the U.S. stock market has experienced one of its worst ten year periods in its history.  One reason for the poor performance was that 10 years ago the market was significantly overvalued as investors paid unsustainably high prices for stocks, particularly in the technology sector.  Another reason for the poor performance was obviously the financial crisis that developed as a result of excessive consumer debt, especially in the mortgage sector, as well as excessive debt within financial institutions.  At this juncture, the overvaluation in the market appears to have been eliminated, and we think the broad market has good value.  The deleveraging process has continued and will take longer to work out.  We are encouraged by the initial attempts at controlling budget deficits in Europe as well as at state and local governments in the U.S.  It may prove to be tough medicine for workers and retirees, but it does not necessarily weaken the outlook for corporate profits in the long term.  Lost in the anxiety and investor distress about government and consumer debt is the health of corporate balance sheets, particularly in the United States.  Many corporate balance sheets are flush with cash, and shareholders have been getting raises via dividend increases.

It has been a good bet for years that overstretched consumers in the United States, the U.K., Spain and other countries would need to spend less.  Now, it is a reasonable bet that the government austerity programs that started in Europe will spread to the federal level in the United States.  Although this will curtail economic growth over the next year or two, it should improve the longer term health of the developed economies that needed to go through a corrective period.

BARRETT

GROWTH FUND

With interest rates and market valuations at current levels, we think the market is likely to work higher over the next year.

Thank you for choosing the Barrett Growth Fund.

Sincerely,

Peter H. Shriver, CFA
President

Robert J. Milnamow	E. Wells Beck, CFA
Lead Portfolio Manager	Portfolio Manager

Past performance is not a guarantee of future results.

The outlook, views, and opinions presented are those of Barrett Associates, Inc. (the “Adviser”) as of 5/31/2010.  These are not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Foreign investments are subject to special risks not ordinarily associated with U.S. securities including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Fund may also invest in mid-capitalization companies, which involve a higher degree of risk and volatility than investments in larger, more established companies. The Fund may also invest in derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

The Lipper Large-Cap Growth Funds Average is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the 30 largest mutual funds within the Growth Funds category, as reported by Lipper.

The S&P 500® Index is a capitalization-weighted index of five hundred large capitalization stocks, which is designed to measure broad domestic securities markets. The performance of the S&P 500® Index reflects the reinvestment of dividends and capital gains, but does not reflect the deduction of any investment advisory fees.

An index is unmanaged. Investors cannot invest directly in an index.

Diversification does not assure a profit nor protect against loss in a declining market.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of portfolio holdings, please refer the Schedule of Investments provided in this report.

The Barrett Growth Fund is distributed by Quasar Distributors, LLC.

BARRETT

GROWTH FUND

Expense Example – May 31, 2010 (Unaudited)

As a shareholder of the Barrett Growth Fund, you incur ongoing costs, including investment advisory fees; distribution fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six- month period (December 1, 2009 – May 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs, which are included in the Fund’s net asset value. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which, although not charged by the Fund, may be charged by other funds.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	December 1, 2009 to
	December 1, 2009	May 31, 2010	May 31, 2010
Actual Barrett Growth Fund Expenses	$1,000.00	$ 976.90	$6.16
Hypothetical Expenses
(5% return per year before expenses)	$1,000.00	$1,018.70	$6.29

*
Expenses are equal to the Fund’s annualized expense ratio of 1.25% (which reflects the effect of the Adviser’s fee waiver and expense limitation agreement), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

BARRETT

GROWTH FUND

This chart assumes an initial gross investment of $10,000 made on 6/30/00.

The S&P 500® Index is a capitalization-weighted index of five hundred large capitalization stocks, which is designed to measure broad domestic securities markets.  The performance of the S&P 500® Index reflects the reinvestment of dividends and capital gains, but does not reflect the deduction of any fees or expenses.

The Lipper Large-Cap Growth Funds Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the 30 largest mutual funds within the Growth Funds category, as reported by Lipper.

		Average Annual Total Return
		as of May 31, 2010

		Eleven Months	One Year	Three Year	Five Year	Ten Year
– ● –	Barrett Growth Fund	11.82%	11.54%	(9.98)%	(1.68)%	(4.11)%
-- ■ --	S&P 500® Index	20.75%	20.99%	(8.69)%	0.31%	(0.82)%
– ◆–	Lipper Large-Cap
	Growth Funds Index	19.32%	19.51%	(5.95)%	0.67%	(4.22)%

RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. IN THE ABSENCE OF FEE WAIVERS AND REIMBURSEMENTS, TOTAL RETURN WOULD BE REDUCED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

BARRETT

GROWTH FUND

Schedule of Investments
May 31, 2010

Shares		Value
	COMMON STOCKS - 97.74%

	Beverage and Tobacco Product
	Manufacturing - 1.39%
3,000	PepsiCo, Inc.	$188,670

	Chemical Manufacturing - 14.08%
7,000	Celgene Corporation (a)	369,320
6,500	Ecolab, Inc.	306,995
5,000	Genzyme Corp. (a)	243,250
6,000	Gilead Sciences, Inc. (a)	215,520
4,000	Johnson & Johnson	233,200
3,000	The Procter & Gamble Co.	183,270
6,500	Teva Pharmaceutical
	Industrials Ltd. - ADR	356,330
		1,907,885
	Computer and Electronic Product
	Manufacturing - 9.24%
1,500	Apple, Inc. (a)	385,740
16,000	Intel Corp.	342,720
14,000	Johnson Controls, Inc.	399,420
1,500	L-3 Communications
	Holdings, Inc.	123,945
		1,251,825
	Credit Intermediation and
	Related Activities - 8.83%
11,000	Bank of America Corp.	173,140
6,000	Northern Trust Corp.	304,860
8,000	State Street Corp.	305,360
5,700	Visa, Inc. - Class A	413,022
		1,196,382
	Data Processing, Hosting and
	Related Services - 4.97%
7,000	Automatic Data
	Processing, Inc.	286,160
800	Google, Inc. - Class A (a)	388,144
		674,304
	Electrical Equipment, Appliance, and
	Component Manufacturing - 3.01%
24,000	ABB Ltd. - ADR	408,240

	Food Services and Drinking
	Places - 3.70%
7,500	McDonald’s Corp.	501,525

	General Merchandise Stores - 3.44%
8,000	Costco Wholesale Corp.	466,000

	Health and Personal Care
	Stores - 2.98%
7,000	Medco Health Solutions, Inc. (a)	403,550

	Machinery Manufacturing - 3.40%
6,000	Donaldson Co., Inc.	258,900
3,000	United Technologies Corp.	202,140
		461,040
	Miscellaneous Manufacturing - 0.78%
2,000	Stryker Corp.	106,060

	Oil and Gas Extraction - 5.61%
6,000	Anadarko Petroleum Corp.	313,980
7,000	Devon Energy Corp.	446,950
		760,930

The accompanying notes are an integral part of these financial statements.

BARRETT

GROWTH FUND

Schedule of Investments
May 31, 2010

Shares		Value
	Professional, Scientific, and
	Technical Services - 11.93%
9,000	Accenture PLC - Class A	$337,680
14,000	Cisco Systems, Inc. (a)	324,240
7,000	Jacobs Engineering
	Group, Inc. (a)	292,320
10,000	Omnicom Group, Inc.	379,500
12,500	Tetra Tech, Inc. (a)	283,312
		1,617,052
	Publishing Industries - 6.77%
13,000	Microsoft Corp.	335,400
9,000	MSCI, Inc. (a)	266,850
14,000	Oracle Corp.	315,980
		918,230
	Securities, Commodity Contracts, and
	Other Financial Products - 12.50%
1,700	BlackRock, Inc.	285,396
16,000	The Charles Schwab Corp.	261,440
7,000	JPMorgan Chase & Co.	277,060
8,000	Thermo Fisher Scientific, Inc. (a)	416,480
15,000	Verisk Analytics,
	Inc. - Class A (a)	453,750
		1,694,126
	Support Activities for Mining - 5.11%
10,000	Atwood Oceanics, Inc. (a)	271,500
7,500	Schlumberger Ltd.	421,125
		692,625
	Total Common Stocks
	(Cost $12,607,469)	13,248,444

Principal
Amount
	SHORT-TERM
	INVESTMENTS - 7.93%
	Money Market Funds - 7.93%
$650,000	Fidelity Institutional
	Government Portfolio -
	Class I, 0.075% (b)	650,000
424,724	First American Government
	Obligations Fund, 0.028% (b)	424,724
	Total Short-Term Investments
	(Cost $1,074,724)	1,074,724
	Total Investments
	(Cost $13,682,193) - 105.67%	14,323,168
	Liabilities in Excess of
	Other Assets - (5.67)%	(768,504)
	Total Net Assets - 100.00%	$13,554,664

Percentages are stated as a percent of net assets.
ADR  American Depositary Receipt
(a)	Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate at May 31, 2010.

The accompanying notes are an integral part of these financial statements.

BARRETT

GROWTH FUND

Statement of Assets and Liabilities
May 31, 2010

ASSETS:
Investments, at value
(cost $13,682,193)	$14,323,168
Dividends and interest receivable	17,662
Receivable from Adviser	3,107
Receivable for Fund shares sold	99
Other assets	14,712
Total assets	14,358,748

LIABILITIES:
Payable for investments purchased	731,746
Payable for Fund shares redeemed	6,800
Payable for distribution fees	18,969
Payable to affiliates	21,375
Accrued expenses and other liabilities	25,194
Total liabilities	804,084

NET ASSETS	$13,554,664

NET ASSETS CONSIST OF:
Paid-in capital	$15,852,098
Accumulated net realized loss	(2,938,409)
Net unrealized appreciation on investments	640,975
Net Assets	$13,554,664
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	1,525,462
Net asset value, redemption price and offering price per share	$8.89

The accompanying notes are an integral part of these financial statements.

BARRETT

GROWTH FUND

Statements of Operations

	Period Ended		Year Ended
	May 31, 20101		June 30, 2009
INVESTMENT INCOME:
Dividend income	$133,619	2	$167,207
Interest income	392		7,407
Total investment income	134,011		174,614

EXPENSES:
Advisory fees (Note 4)	128,461		139,283
Transfer agent fees and expenses	49,782		41,620
Legal fees	32,523		105,701
Insurance expense	28,216		30,393
Administration fees	29,911		31,958
Distribution fees	25,115		23,821
Fund accounting fees	23,167		25,816
Federal and state registration fees	20,455		23,624
Trustees’ fees and related expenses	20,115		37,319
Reports to shareholders	19,624		10,968
Audit and tax fees	16,787		16,223
Chief Compliance Officer fees and expenses	5,818		—
Custody fees	2,481		6,042
Other expenses	—		7,150
Total expenses	402,455		499,918
Less waivers and reimbursement by Adviser (Note 4)	(241,879)		(325,814)
Net expenses	160,576		174,104
Net investment income (loss)	(26,565)		510

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain (loss) from investments	306,276		(2,067,399)
Change in net unrealized
appreciation (depreciation) on investments	1,151,438		(3,246,627)
Net realized and unrealized gain (loss) on investments	1,457,714		(5,314,026)
Net increase (decrease) in net assets from operations	$1,431,149		$(5,313,516)

1	The Fund has changed its fiscal year end from June 30 to May 31. The current period represents activity from July 1, 2009 through May 31, 2010.
2	Net of $325 in foreign withholding tax.

The accompanying notes are an integral part of these financial statements.

BARRETT

GROWTH FUND

Statements of Changes in Net Assets

	Period Ended	Year Ended	Year Ended
	May 31, 20101	June 30, 2009	June 30, 2008
FROM OPERATIONS:
Net investment income (loss)	$(26,565)	$510	$(26,287)
Net realized gain (loss) from investments	306,276	(2,067,399)	50,212
Net change in unrealized appreciation
(depreciation) on investments	1,151,438	(3,246,627)	(1,837,020)
Net increase (decrease) in net assets from operations	1,431,149	(5,313,516)	(1,813,095)

DISTRIBUTIONS:
Ordinary Income	—	—	(4,685)

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	581,329	440,355	1,122,527
Proceeds from dividends reinvested	—	—	4,685
Costs for shares redeemed	(725,933)	(1,815,208)	(1,430,784)
Net decrease in net assets from
capital share transactions	(144,604)	(1,374,853)	(303,572)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,286,545	(6,688,369)	(2,121,352)

NET ASSETS:
Beginning of period	12,268,119	18,956,488	21,077,840
End of period	$13,554,664	$12,268,119	$18,956,488

ACCUMULATED NET INVESTMENT INCOME	$—	$510	$—

1	The Fund has changed its fiscal year end from June 30 to May 31. The current period represents activity from July 1, 2009 through May 31, 2010.

The accompanying notes are an integral part of these financial statements.

BARRETT

GROWTH FUND

Financial Highlights

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

Period Ended	Years Ended June 30,
May 31, 20101	2009	2008	2007	2006	2005
NET ASSET VALUE
Beginning of period	$7.95	$10.98	$12.04	$10.53	$9.72	$9.39

OPERATIONS
Net investment income (loss)2	(0.01)	0.00	3	(0.02)	0.00	3	(0.02)	(0.02)
Net realized and unrealized
gains (losses) on securities	0.95	(3.03)	(1.04)	1.51	0.83	0.35
Total from investment operations	0.94	(3.03)	(1.06)	1.51	0.81	0.33

LESS DISTRIBUTIONS
Distributions from
net investment income	—	—	0.00	3	—	—	—

NET ASSET VALUE
End of period	$8.89	$7.95	$10.98	$12.04	$10.53	$9.72

Total return5	11.82%	(27.60)%	(8.78)%	14.34%	8.33%	3.51%
Net assets at end of period
(000s omitted)	$13,555	$12,268	$18,956	$21,078	$19,742	$17,926
RATIO OF EXPENSES
TO AVERAGE NET ASSETS
Before expense reimbursement6	3.13%	3.59%	2.42%	2.51%	2.63%	2.64%
After expense reimbursement6	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
RATIO OF NET INVESTMENT
INCOME (LOSS) TO
AVERAGE NET ASSETS
Before expense reimbursement6	(2.01)%	(2.34)%	(1.30)%	(1.24)%	(1.55)%	(1.62)%
After expense reimbursement6	(0.13)%	0.00	%4	(0.13)%	0.02%	(0.17)%	(0.23)%
Portfolio turnover rate5	40%	71%	93%	79%	38%	56%

1	The Fund has changed its fiscal year end from June 30 to May 31. The current period represents activity from July 1, 2009 through May 31, 2010.
2	Net investment income (loss) per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
3	Amount is less than 0.5 cent per share.
4	Amount is less than 0.005%.
5	Not annualized for periods less than one year.
6	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

BARRETT

GROWTH FUND

Notes to the Financial Statements
May 31, 2010

1. ORGANIZATION
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company.  The Barrett Growth Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation and to maximize after-tax returns.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  The Fund commenced operations on December 29, 1998 as a series of The Barrett Funds.  Effective at the close of business on March 30, 2010, the Fund reorganized as a series of the Trust and changed its fiscal year end from June 30th to May 31st.  Barrett Associates, Inc. (the “Adviser”), serves as the investment adviser to the Fund.  The Adviser is a wholly-owned subsidiary of Legg Mason, Inc., a financial services holding company.

2. SIGNIFICANT	The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.
ACCOUNTING	These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
POLICIES
a) Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.  When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

BARRETT

GROWTH FUND

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of May 31, 2010:

BARRETT

GROWTH FUND

	Level 1	Level 2	Level 3	Total
Equity
Manufacturing	$4,695,120	$—	$—	$4,695,120
Finance and Insurance	2,474,028	—	—	2,474,028
Professional, Scientific, and
Technical Services	1,662,132	—	—	1,662,132
Information	1,592,534	—	—	1,592,534
Mining	1,453,555	—	—	1,453,555
Retail Trade	869,550	—	—	869,550
Accommodation and
Food Services	501,525	—	—	501,525
Total Equity	13,248,444	—	—	13,248,444
Short-Term Investments	1,074,724	—	—	1,074,724
Total Investments in Securities	$14,323,168	$—	$—	$14,323,168

GAAP requires enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management has determined that this requirement has no impact on the Fund’s financial statements, as the Fund did not hold financial derivative instruments during the periods presented.

b) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

As of and during the period ended May 31, 2010, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to uncertain tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. federal tax authorities for the tax periods prior to 2006.

c) Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

BARRETT

GROWTH FUND

d) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

e) Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

f) Expenses

Expenses associated with a specific fund in the Trust are charged to that fund.  Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each fund to the combined net assets of the Trust, or other equitable means.

g) Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the cost of the security lot sold with the net sales proceeds.  Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3. FEDERAL TAX	The Fund did not pay any distributions during the fiscal period. The components of accumulated earnings (losses) on a tax basis as of May 31, 2010
MATTERS	were as follows:

Cost basis of investments for federal
income tax purposes	$13,606,651
Gross tax unrealized appreciation	1,595,919
Gross tax unrealized depreciation	(879,402)
Net tax unrealized appreciation (depreciation)	$716,517
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	$—
Other accumulated losses	(3,013,951)
Total accumulated earnings (losses)	$(2,297,434)

BARRETT

GROWTH FUND

The difference between book basis and tax basis of investments is primarily attributable to the deferral of losses on wash sales and the tax-free transfer of securities.

At May 31, 2010, the Fund had capital loss carryovers of $206,670, $1,960,247 and $847,034 which will expire on June 30, 2012, June 30, 2017 and May 31, 2018, respectively.  To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended May 31, 2010, the following table shows the reclassifications made:

Accumulated Net Investment Income (Loss)	$26,056
Paid-in Capital	$(26,056)

4. INVESTMENT	The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under
ADVISER	the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through February 28, 2011, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses and extraordinary items) do not exceed 1.25% (the “Expense Limitation Cap”) of the Fund’s average daily net assets.  For the period ended May 31, 2010, expenses of $241,879 were waived or reimbursed by the Adviser.  Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

June 30, 2011	$243,526
June 30, 2012	$325,814
May 31, 2013	$241,879

BARRETT

GROWTH FUND

5. DISTRIBUTION	Effective March 31, 2010, the Trust adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay
PLAN
Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets for services to prospective Fund shareholders and distribution of Fund shares.  Prior to March 31, 2010, Legg Mason Investor Services, LLC was the distributor to the Fund.  During the period ended May 31, 2010, the Fund incurred expenses of $25,115 pursuant to the 12b-1 Plans.  As of May 31, 2010, the Distributor was owed fees of $18,969.

6. RELATED PARTY	A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide fund accounting, administration,
TRANSACTIONS	transfer agency and custodian services to the Fund. A Trustee of the Trust is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

7. CAPITAL SHARE	Transactions in shares of the Fund were as follows:
TRANSACTIONS

	Period Ended	Year Ended	Year Ended
	May 31, 20101	June 30, 2009	June 30, 2008
Shares sold	62,524	53,612	94,557
Shares issued from
reinvestment of dividends	—	—	372
Shares redeemed	(80,922)	(235,436)	(120,151)
Net decrease	(18,398)	(181,824)	(25,222)

1	The Fund has changed its fiscal year end from June 30 to May 31. The current period represents activity from July 1, 2009 through May 31, 2010.

8. INVESTMENT	The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended May 31, 2010, were $5,281,405
TRANSACTIONS	and $5,415,038, respectively. For the period ended May 31, 2010, there were no purchases or sales of U.S. government securities for the Fund.

BARRETT

GROWTH FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Barrett Growth Fund
(Trust for Professional Managers)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Barrett Growth Fund (the “Fund”), a series of the Trust for Professional Managers, as of May 31, 2010, and the related statements of operations, and changes in net assets and financial highlights for the period July 1, 2009 through May 31, 2010. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements and financial highlights for the periods indicated prior to May 31, 2010, were audited by another independent registered public accounting firm, who expressed unqualified opinions on those statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2010 by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Barrett Growth Fund as of May 31, 2010, and the results of its operations, changes in its net assets and financial highlights for the period July 1, 2009 through May 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio
July 30, 2010

BARRETT

GROWTH FUND

NOTICE OF PRIVACY POLICY & PRACTICES

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

BARRETT

GROWTH FUND

Basis for Trustees’ Approval of Investment Advisory Agreement

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on January 18, 2010 to consider the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Barrett Growth Fund (the “Fund”), a series of the Trust, and Barrett Advisors, Inc., the Fund’s investment adviser (the “Adviser”).  The Board noted that the Fund was being established as a result of the reorganization of the Barrett Growth Fund, a series of Barrett Funds (the “Predecessor Fund”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Agreement, detailed comparative information relating to the advisory fees and other expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund by the Adviser, Form ADV, financial statements, bibliographic information of key personnel, written compliance program and Code of Ethics) and other pertinent information.

Mr. David Willey, Chief Compliance Officer and Chief Operating Officer, Mr. Peter Shriver, President and Treasurer, and Mr. Robert Milnamow, Chief Investment Officer and primary portfolio manager, of the Adviser, attended a telephonic meeting of the Trustees held on September 28, 2009, and provided information concerning the Adviser’s process for selection of growth stocks, including the Adviser’s management of the Predecessor Fund since its inception in 2001.  Mssrs. Willey, Shriver and Milnamow also discussed their backgrounds and the Adviser’s operations and staff and provided information concerning the Adviser’s marketing efforts and the personnel who would lead those efforts.

In considering approval of the Agreement, the Trustees also reviewed the Trust’s post effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the Fund.  Based on its evaluation of information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Agreement for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.

DISCUSSION OF FACTORS CONSIDERED

In considering the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.  NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND.

The Trustees considered the nature, extent and quality of services to be provided by the Adviser to the Fund.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of Mr. E. Wells Beck and Mr. Milnamow, who would serve as the Fund’s portfolio managers, as well as other key personnel at the Adviser involved in the day-to-day activities of the Fund.  The Trustees reviewed the structure of the Adviser’s compliance procedures and the information provided by the Adviser in response to the TPM Due Diligence Questionnaire as well as other information provided by the Adviser and forwarded to the Trustees.  The Trustees also noted any services that extended beyond portfolio

BARRETT

GROWTH FUND

management, and they considered the overall capability of the Adviser.  The Trustees also considered information presented by Mr. Willey regarding the Adviser’s investment process.  The Trustees, in consultation with their independent counsel, reviewed the Adviser’s Policies and Procedures and compliance program and were assured that it was fully compliant with Rule 206(4)-7(a) promulgated under the Investment Advisors Act of 1940, as amended.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund were satisfactory and reliable.

2.  INVESTMENT PERFORMANCE OF THE ADVISER.

In assessing the portfolio management services to be provided by the Adviser, the Trustees noted the Adviser’s presentation to them at the September 28, 2009 telephonic meeting, during which Mr. Milnamow provided information concerning the founding of the Adviser the investment management experience of Mr. Beck and Mr. Milnamow and their management of the Predecessor Fund.  The Board also considered the past performance of the Predecessor Fund.  The Trustees also reviewed the qualifications, background and experience of the staff of the Adviser, as presented at the September 28, 2009 telephonic meeting and set forth in the Adviser’s Form ADV and the Fund’s prospectus and statement of additional information.  After considering all of the information, the Trustees concluded that the Fund and its shareholders were likely to benefit from the Adviser’s management.

3.  COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISER.

The Trustees considered the cost of services and the structure of the Adviser’s fees.  The Trustees considered the cost structure of the Fund relative to its peer group based on the Lipper fee analysis provided to the Trustees as well as the proposed expense waivers and reimbursements of the Adviser.  The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement and the proposed expense subsidization undertaken by the Adviser.

The Trustees considered the Adviser’s proposed management fee of 1.00%, noting that the fee fell into the low end of the fourth quartile compared to the Fund’s peer group of growth funds.  The Trustees noted that the Adviser had agreed to waive its management fee and/or reimburse expenses of the Fund for an initial one-year period ending February 28, 2011, so that the Fund’s total annual fund operating expenses do not exceed 1.25% of average Fund assets.  The Trustees considered peer group data for the Fund’s total expense ratio, which showed that the expense cap of 1.25% put the Fund’s total expenses in the second quartile for its peer group, below the industry average of 1.36% for the peer group.  The Trustees concluded that the Fund’s expenses and the fees paid to the Adviser were fair and reasonable in light of the comparative expense and advisory fee information and the investment management services to be provided by the Adviser.  The Trustees further concluded that the Adviser’s profit from sponsoring the Fund would not be excessive and would enable the Adviser to maintain adequate profit levels to support its provision of advisory services to the Fund.

4.  EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS.

The Trustees reviewed the structure of the Adviser’s advisory fees and discussed potential economies of scale (and if such economies are realized, how they would be shared with shareholders).  The Trustees concluded that the potential economies of scale that the Fund might realize would be achievable under the structure of the Adviser’s advisory fees and the Fund’s expenses.  The Trustees reviewed all proposed expense waivers and reimbursements by the Adviser with respect to the Fund.  With respect to

BARRETT

GROWTH FUND

the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded that the realized and potential economies of scale with respect to the Fund were acceptable.

5.  BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND.

The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Fund.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Agreement with the Fund as being in the best interests of the Fund and its shareholders.

BARRETT

GROWTH FUND

Additional Information
(Unaudited)

INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

INFORMATION ABOUT TRUSTEES

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling (877) 363-6333.

INDEPENDENT TRUSTEES

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and Chair of	23	Independent
615 E. Michigan St.		Term; Since	Accounting, Marquette		Trustee, USA
Milwaukee, WI 53202		August 22,	University (2004–Present);		MUTUALS
Age: 55		2001	Associate Professor of		(an open-end
			Accounting, Marquette		investment
			University (1996–2004).		company
with two
portfolios).

Gary A. Drska	Trustee	Indefinite	Captain, Midwest	23	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc. (airline		Trustee, USA
Milwaukee, WI 53202		August 22,	company) (1986–Present);		MUTUALS
Age: 53		2001	Director, Flight Standards		(an open-end
			and Training (1990–1999).		investment
company
with two
portfolios).

BARRETT

GROWTH FUND

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

INDEPENDENT TRUSTEES (Continued)

Jonas B. Siegel	Trustee	Indefinite	Managing Director, Chief	23	None.
615 E. Michigan St.		Term; Since	Administrative Officer
Milwaukee, WI 53202		October 23,	(“CAO”) and Chief
Age: 66		2009	Compliance Officer (“CCO”),
Granite Capital International
Group, L.P. (an investment
management firm)
(1994–Present); Vice President,
Secretary, Treasurer and CCO
of Granum Series Trust (an
open-end investment company)
(1997–2007); President, CAO
and CCO, Granum
Securities, LLC (a broker-dealer)
(1997–2007).

INTERESTED TRUSTEE AND OFFICERS

Joseph C. Neuberger1	Chairperson,	Indefinite	Executive Vice President,	23	Trustee,
615 E. Michigan St.	President	Term; Since	U.S. Bancorp Fund		Buffalo Funds
Milwaukee, WI 53202	and	August 22,	Services, LLC (1994–Present).		(an open-end
Age: 48	Trustee	2001			investment
company
with ten
portfolios);
Trustee, USA
MUTUALS
(an open-end
investment
company
with two
portfolios).

John Buckel	Vice	Indefinite	Mutual Fund Administrator,	N/A	N/A
615 E. Michigan St.	President,	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Treasurer	January 10,	Services, LLC (2004–Present);
Age: 52	and	2008 (Vice	UMB Investment Services
	Principal	President);	Group (2000–2004).
	Accounting	Since
	Officer	September 10,
2008
(Treasurer)

BARRETT

GROWTH FUND

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

INTERESTED TRUSTEE AND OFFICERS (Continued)

Kristin M. Cuene	Chief	Indefinite	Attorney, Compliance Officer,	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Officer and	January 23,	Services, LLC (2008–Present);
Age: 50	Anti-Money	2009 (CCO);	Attorney, Investment
	Laundering	Since	Management,
	Officer	January 18,	Quarles & Brady, LLP
		2010 (AML	(2007-2008); Student, University
		Officer)	of Pennsylvania (2004-2007).

Rachel A. Spearo	Secretary	Indefinite	Vice President and Legal	N/A	N/A
615 E. Michigan St.		Term; Since	Compliance Officer,
Milwaukee, WI 53202		November 15,	U.S. Bancorp Fund
Age: 30		2005	Services, LLC (2004–Present).

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund Administrator,	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		January 10,	Services, LLC (2002–Present).
Age: 36		2008

1
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Board of Trustees of The Barrett Funds called a special meeting of the shareholders of the Barrett Growth Fund, pursuant to a notice given to all shareholders of record at the close of business on December 31, 2009, to be held on Monday, March 29, 2010 for the following purpose:

To approve a proposed Agreement and Plan of Reorganization for the Barrett Growth Fund, a series of The Barrett Funds (the “Acquired Fund”), and the Barrett Growth Fund (the “Acquiring Fund”), a

BARRETT

GROWTH FUND

series of Trust for Professional Managers (“TPM”), whereby the Acquiring Fund would acquire all of the assets and liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund, which would be distributed pro-rata by the Acquired Fund to its shareholders, in complete liquidation of the Acquired Fund (the “Reorganization”). As a result of the Reorganization, each shareholder of the Acquired Fund will become a shareholder of the Acquiring Fund, which has identical investment policies and strategies and substantially similar investment restrictions as the Acquired Fund.

The tabulation of the shareholder votes rendered the following results:

Votes For	Votes Against	Abstained
824,854	0	0

As of the close of business March 30, 2010 the Barrett Growth Fund reorganized as a series of Trust for Professional Managers.

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at (877) 363-6333. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, (877) 363-6333, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

(This Page Intentionally Left Blank.)

BARRETT GROWTH FUND
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

INVESTMENT ADVISER
Barrett Associates, Inc.
90 Park Avenue
New York, New York  10016

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

ADMINISTRATOR, FUND ACCOUNTANT
& TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 River Center Drive, Suite 302
Milwaukee, Wisconsin  53212

LEGAL COUNSEL
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio  44145

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.  A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.  Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 5/31/2010	FYE 6/30/2009
Audit Fees	13,500	14,500
Audit-Related Fees	0	0
Tax Fees	2,500	2,400
All Other Fees	0	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by the principal accountants applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 5/31/2010	FYE 6/30/2009
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 5/31/2010	FYE 6/30/2009
Registrant	0	0
Registrant’s Investment Adviser	0	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit is filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)      /s/ Joseph Neuberger
Joseph Neuberger, President

Date   8/6/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Joseph Neuberger
Joseph Neuberger, President

Date   8/6/10

By (Signature and Title)      /s/ John Buckel
John Buckel, Treasurer

Date   8/6/10